Employee Benefits - Re-measurements Of Net Defined Benefit Liability - Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Gratuity
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses	$ (9)	$ 11	$ 4
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)	(4)	(3)	(2)
(Gain) / loss from change in financial assumptions	(8)	(6)	2
(Gain) / loss from change in experience adjustments	(1)	17	2
Total	(13)	8	2
Pension
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses	(17)	(2)	4
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)	11	(7)	(4)
(Gain) / loss from change in financial assumptions	(18)	(3)	4
(Gain) / loss from change in experience adjustments	1	1
Total	(6)	(9)
Provident Fund
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses	(10)	16	(4)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)	23	(2)	(17)
Total	$ 13	$ 14	$ (21)